Document and Entity Information	Oct. 29, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	001-35969
Entity Registrant Name	PTC THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3416587
Entity Address, Address Line One	500 Warren Corporate Center Drive
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	222-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PTCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001070081
Amendment Flag	false